JEFFERSON NATIONAL LIFE INSURANCE COMPANY

9920 CORPORATE CAMPUS DRIVE, SUITE 1000

LOUISVILLE, KENTUCKY 40223

(866) 667-0561

CERTIFICATION PURSUANT TO RULE 497(j)

UNDER THE SECURITIES ACT OF 1933, AS AMENDED

FILE NOS. 033-02460; 811-04819

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-effective amendment No. 33 to the Registration Statement for Jefferson National Life Annuity Account C Individual (File No. 033-02460) electronically filed on April 30, 2012, the most recent amendment to the Registration Statement.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C Individual

BY: JEFFERSON NATIONAL LIFE INSURANCE COMPANY

By:/s/ Craig A. Hawley

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Craig A. Hawley,

General Counsel & Secretary

Dated: May 3, 2012